CONVERTIBLE DEBENTURES FINANCING (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reconciles of fair value of debentures to carrying amount

	Liability Component	Equity Component	Total
Balance, December 31, 2023	$519,589	$33,706	$553,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2024	$549,589	$33,706	$583,295
Interest accrued	7,500	—	7,500
Balance, March 31, 2025	$557,089	$33,706	$590,795